Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	120 Months Ended
	Oct. 31, 2024	Oct. 31, 2024	Oct. 31, 2024
C000016894
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A
Average Annual Return, Percent	15.77%	4.15%	4.58%
C000016897
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class C
Average Annual Return, Percent	20.78%	4.52%	4.36%
C000148117
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class R6
C000016899
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class S
C000016900
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Institutional Class
Without Sales Load [Member] | C000016894
Average Annual Return [Line Items]
Average Annual Return, Percent	22.83%	5.39%	5.20%
Without Sales Load [Member] | C000016897
Average Annual Return [Line Items]
Average Annual Return, Percent	21.78%	4.52%	4.36%
Without Sales Load [Member] | C000148117
Average Annual Return [Line Items]
Average Annual Return, Percent	23.14%	5.73%	5.51%
Without Sales Load [Member] | C000016899
Average Annual Return [Line Items]
Average Annual Return, Percent	23.05%	5.59%	5.41%
Without Sales Load [Member] | C000016900
Average Annual Return [Line Items]
Average Annual Return, Percent	23.14%	5.64%	5.45%
DWS Index: MSCI All Country World Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI All Country World Index
Average Annual Return, Percent	32.79%	11.08%	9.06%
DWS Index: MSCI All Country World Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI All Country World Index
Average Annual Return, Percent	32.79%	11.08%	9.06%
DWS Index: MSCI All Country World Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI All Country World Index
Average Annual Return, Percent	32.79%	11.08%	9.06%
DWS Index: MSCI All Country World Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI All Country World Index
Average Annual Return, Percent	32.79%	11.08%	9.06%
DWS Index: MSCI All Country World Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI All Country World Index
Average Annual Return, Percent	32.79%	11.08%	9.06%
DWS Index: Bloomberg U.S. Universal Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Universal Index
Average Annual Return, Percent	11.20%	0.18%	1.82%
DWS Index: Blended Index 60/40
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Blended Index 60/40
Average Annual Return, Percent	23.86%	6.97%	6.39%
DWS Index: Bloomberg U.S. Universal Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Universal Index
Average Annual Return, Percent	11.20%	0.18%	1.82%
DWS Index: Blended Index 60/40
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Blended Index 60/40
Average Annual Return, Percent	23.86%	6.97%	6.39%
DWS Index: Bloomberg U.S. Universal Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Universal Index
Average Annual Return, Percent	11.20%	0.18%	1.82%
DWS Index: Blended Index 60/40
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Blended Index 60/40
Average Annual Return, Percent	23.86%	6.97%	6.39%
DWS Index: Bloomberg U.S. Universal Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Universal Index
Average Annual Return, Percent	11.20%	0.18%	1.82%
DWS Index: Blended Index 60/40
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Blended Index 60/40
Average Annual Return, Percent	23.86%	6.97%	6.39%
DWS Index: Bloomberg U.S. Universal Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Universal Index
Average Annual Return, Percent	11.20%	0.18%	1.82%
DWS Index: Blended Index 60/40
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Blended Index 60/40
Average Annual Return, Percent	23.86%	6.97%	6.39%